Securities	12 Months Ended
Dec. 31, 2022
Debt Securities [Abstract]
Securities	Securities
Available for Sale Securities
The amortized cost, gross unrealized gains and losses, and fair value of available for sale securities as of the dates indicated were as follows:

	As of December 31, 2022
	Amortized Cost	Unrealized Gains	Unrealized Losses	Allowance for Credit Losses	Fair Value
	(In thousands)
Debt securities:
Government-sponsored residential mortgage-backed securities	$4,855,763	$—	$(743,855)	$—	$4,111,908
Government-sponsored commercial mortgage-backed securities	1,570,119	—	(221,165)	—	1,348,954
U.S. Agency bonds	1,100,891	—	(148,409)	—	952,482
U.S. Treasury securities	99,324	—	(6,267)	—	93,057
State and municipal bonds and obligations	198,039	9	(14,956)	—	183,092
Other debt securities	1,299	—	(14)	—	1,285
	$7,825,435	$9	$(1,134,666)	$—	$6,690,778

	As of December 31, 2021
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(In thousands)
Debt securities:
Government-sponsored residential mortgage-backed securities	$5,577,292	$17,918	$(70,502)	$5,524,708
Government-sponsored commercial mortgage-backed securities	1,420,748	760	(12,640)	1,408,868
U.S. Agency bonds	1,202,377	1,067	(28,430)	1,175,014
U.S. Treasury securities	89,434	5	(834)	88,605
State and municipal bonds and obligations	263,910	16,460	(41)	280,329
Small Business Administration pooled securities	31,821	282	—	32,103
Other debt securities	1,597	—	—	1,597
	$8,587,179	$36,492	$(112,447)	$8,511,224
The Company did not record a provision for credit losses on any AFS securities during the year ended December 31, 2022. Accrued interest receivable on AFS securities totaled $12.9 million and $14.3 million as of December 31, 2022 and December 31, 2021, respectively, and is included within other assets on the Consolidated Balance Sheets. The Company did not record any write-offs of accrued interest income on AFS securities during the year ended December 31, 2022. No AFS securities held by the Company were delinquent on contractual payments as of December 31, 2022, nor were any such securities placed on non-accrual status for the period then ended.
As of December 31, 2022 and 2021, the Company had no investments in obligations of individual states, counties, or municipalities which exceeded 10% of consolidated shareholders’ equity.
The following table summarizes gross realized gains and losses from sales of AFS securities for the periods indicated:

	For the Years Ended December 31,
	2022	2021	2020
	(In thousands)
Gross realized gains from sales of AFS securities	$1,775	$1,166	$288
Gross realized losses from sales of AFS securities	(4,932)	—	—
Net (losses) gains from sales of AFS securities	$(3,157)	$1,166	$288
Prior to the Company’s adoption of ASU 2016-13, management prepared an estimate of the Company’s expected cash flows for AFS investment securities that potentially may be deemed to have been an OTTI. This estimate began with the contractual cash flows of the security which was then reduced by an estimate of probable credit losses associated with the security. When estimating the extent of probable losses on the securities, management considered the credit quality and the ability to pay of the underlying issuers. Indicators of diminished credit quality of the issuers included defaults, interest deferrals, or “payments in kind.” Management also considered those factors listed in the “Investments – Debt and Equity Securities” topic of the FASB ASC when estimating the ultimate realizability of the cash flows for each individual security.
The resulting estimate of expected cash flows after considering credit was then subject to a present value computation using a discount rate equal to the current yield used to accrete the beneficial interest or the effective interest rate implicit in the security at the date of acquisition. If the present value of the estimated expected cash flows was less than the current amortized cost basis, an OTTI was considered to have occurred and the security was written down to the fair value indicated by the cash flow analysis. As part of the analysis, management considered whether it intended to sell the security or whether it was more than likely that it would be required to sell the security before the expected recovery of its amortized cost basis. There was no OTTI recorded during the years ended December 31, 2021 and 2020.
Information pertaining to AFS securities with gross unrealized losses as of December 31, 2022, for which the Company did not recognize a provision for credit losses under CECL, and as of December 31, 2021, for which the Company did not deem to be OTTI under its prior methodology, aggregated by investment category and length of time that individual securities have been in a continuous loss position, follows:

	As of December 31, 2022
		Less than 12 Months		12 Months or Longer		Total
	# of Holdings	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
Government-sponsored residential mortgage-backed securities	322	$42,196	$435,690	$701,659	$3,676,218	$743,855	$4,111,908
Government-sponsored commercial mortgage-backed securities	199	38,944	300,476	182,221	1,048,478	221,165	1,348,954
U.S. Agency bonds	37	645	4,145	147,764	948,337	148,409	952,482
U.S. Treasury securities	5	1,311	48,451	4,956	44,606	6,267	93,057
State and municipal bonds and obligations	237	14,942	179,614	14	225	14,956	179,839
Other debt securities	2	—	—	14	1,285	14	1,285
	802	$98,038	$968,376	$1,036,628	$5,719,149	$1,134,666	$6,687,525

	As of December 31, 2021
		Less than 12 Months		12 Months or Longer		Total
	# of Holdings	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
Government-sponsored residential mortgage-backed securities	264	$70,502	$4,615,457	$—	$—	$70,502	$4,615,457
Government-sponsored commercial mortgage-backed securities	165	12,218	1,102,444	422	15,682	12,640	1,118,126
U.S. Agency bonds	27	2,169	191,222	26,261	794,353	28,430	985,575
U.S. Treasury securities	3	834	78,588	—	—	834	78,588
State and municipal bonds and obligations	11	41	5,436	—	—	41	5,436
	470	$85,764	$5,993,147	$26,683	$810,035	$112,447	$6,803,182
As of December 31, 2022, the Company does not intend to sell these investments and has determined based upon available evidence that it is more likely than not that the Company will not be required to sell each security before the expected recovery of its amortized cost basis. As a result, the Company did not recognize an ACL on these investments as of December 31, 2022. As it relates to AFS securities with gross unrealized losses as of December 31, 2021, the Company did not consider these investments to be OTTI under its prior methodology. The Company made this determination by reviewing various qualitative and quantitative factors regarding each investment category, such as current market conditions, extent and nature of changes in fair value, issuer rating changes and trends, and volatility of earnings.
As a result of the Company’s review of these qualitative and quantitative factors, the causes of the impairments listed in the tables above by category are as follows as of December 31, 2022 and 2021:
•Government-sponsored residential mortgage-backed securities – The securities with unrealized losses in this portfolio have contractual terms that generally do not permit the issuer to settle the security at a price less than the current par value of the investment. The decline in market value of these securities is attributable to changes in interest rates and not credit quality. Additionally, these securities are implicitly guaranteed by the U.S. government or one of its agencies.
•Government-sponsored commercial mortgage-backed securities – The securities with unrealized losses in this portfolio have contractual terms that generally do not permit the issuer to settle the security at a price less than the current par value of the investment. The decline in market value of these securities is attributable to changes in interest rates and not credit quality. Additionally, these securities are implicitly guaranteed by the U.S. government or one of its agencies.
•U.S. Agency bonds – The securities with unrealized losses in this portfolio have contractual terms that generally do not permit the issuer to settle the security at a price less than the current par value of the investment. The decline in market value of these securities is attributable to changes in interest rates and not credit quality. Additionally, these securities are implicitly guaranteed by the U.S. government or one of its agencies.
•U.S. Treasury securities – The securities with unrealized losses in this portfolio have contractual terms that generally do not permit the issuer to settle the security at a price less than the current par value of the investment. The decline in market value of these securities is attributable to changes in interest rates and not credit quality. Additionally, these securities are implicitly guaranteed by the U.S. government or one of its agencies.
•State and municipal bonds and obligations – The securities with unrealized losses in this portfolio have contractual terms that generally do not permit the issuer to settle the security at a price less than the current par value of the investment. The decline in market value of these securities is attributable to changes in interest rates and not credit quality.
•Other debt securities – This securities portfolio consists of two foreign debt securities which are performing in accordance with the terms of the respective contractual agreements. The decline in market value of these securities is attributable to changes in interest rates and not credit quality.
Held to Maturity Securities
The amortized cost, gross unrealized gains and losses, and fair value of HTM securities as of December 31, 2022 were as follows:

	As of December 31, 2022
	Amortized Cost	Unrealized Gains	Unrealized Losses	Allowance for Credit Losses	Fair Value
	(In thousands)
Debt securities:
Government-sponsored residential mortgage-backed securities	$276,493	$—	$(30,150)	$—	$246,343
Government-sponsored commercial mortgage-backed securities	200,154	—	(23,271)	—	176,883
	$476,647	$—	$(53,421)	$—	$423,226
The Company held no HTM securities as of December 31, 2021.
The Company did not record a provision for estimated credit losses on any HTM securities during the year ended December 31, 2022. The accrued interest receivable on HTM securities totaled $1.0 million as of December 31, 2022 and is included within other assets on the Consolidated Balance Sheets. The Company did not record any write-offs of accrued interest receivable on HTM securities during the year ended December 31, 2022. No HTM securities held by the Company were delinquent on contractual payments as of December 31, 2022, nor were any such securities placed on non-accrual status for the period then ended.
Available for Sale and Held to Maturity Securities Contractual Maturity
The amortized cost and estimated fair value of AFS and HTM securities by scheduled contractual maturities as of dates indicated were as follows:

	As of December 31, 2022
	Due in one year or less		Due after one year to five years		Due after five to ten years		Due after ten years		Total
	Amortized Cost	Fair Value	Amortized Cost	Fair Value	Amortized Cost	Fair Value	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In thousands)
AFS securities
Government-sponsored residential mortgage-backed securities	$—	$—	$21,221	$20,284	$727,908	$648,132	$4,106,634	$3,443,492	$4,855,763	$4,111,908
Government-sponsored commercial mortgage-backed securities	—	—	191,762	171,992	649,659	556,641	728,698	620,321	1,570,119	1,348,954
U.S. Agency bonds	—	—	877,371	767,464	223,520	185,018	—	—	1,100,891	952,482
U.S. Treasury securities	—	—	99,324	93,057	—	—	—	—	99,324	93,057
State and municipal bonds and obligations	213	209	22,100	21,283	42,554	40,970	133,172	120,630	198,039	183,092
Other debt securities	1,299	1,285	—	—	—	—	—	—	1,299	1,285
Total available for sale securities	1,512	1,494	1,211,778	1,074,080	1,643,641	1,430,761	4,968,504	4,184,443	7,825,435	6,690,778
HTM securities
Government-sponsored residential mortgage-backed securities	0	0	0	0	0	0	276,493	246,343	276,493	246,343
Government-sponsored commercial mortgage-backed securities	0	0	0	0	200,154	176,883	0	0	200,154	176,883
Total held to maturity securities	0	0	0	0	200,154	176,883	276,493	246,343	476,647	423,226
Total	$1,512	$1,494	$1,211,778	$1,074,080	$1,843,795	$1,607,644	$5,244,997	$4,430,786	$8,302,082	$7,114,004

	As of December 31, 2021
	Due in one year or less		Due after one year to five years		Due after five to ten years		Due after ten years		Total
	Amortized Cost	Fair Value	Amortized Cost	Fair Value	Amortized Cost	Fair Value	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Thousands)
Government-sponsored residential mortgage-backed securities	$—	$—	$24,935	$25,962	$899,169	$892,029	$4,653,188	$4,606,717	$5,577,292	$5,524,708
Government-sponsored commercial mortgage-backed securities	—	—	139,095	137,755	387,177	378,414	894,476	892,699	1,420,748	1,408,868
U.S. Agency bonds	5,508	5,515	531,821	520,935	665,048	648,564	—	—	1,202,377	1,175,014
U.S. Treasury securities	40,010	40,001	49,424	48,604	—	—	—	—	89,434	88,605
State and municipal bonds and obligations	6,137	6,116	33,692	34,704	72,226	75,416	151,855	164,093	263,910	280,329
Small Business Administration pooled securities	—	—	4,062	4,092	—	—	27,759	28,011	31,821	32,103
Other debt securities	300	300	1,297	1,297	—	—	—	—	1,597	1,597
Total	$51,955	$51,932	$784,326	$773,349	$2,023,620	$1,994,423	$5,727,278	$5,691,520	$8,587,179	$8,511,224
Mortgage-backed securities include investments in securities that are insured or guaranteed by Freddie Mac, Ginnie Mae or Fannie Mae. Mortgage-backed securities are purchased to achieve positive interest rate spread with minimal administrative expense, and to lower the Company’s credit risk. Mortgage-backed securities and callable securities are shown at their contractual maturity dates. However, both are expected to have shorter average lives due to expected prepayments and callable features, respectively. Included in the above maturity tables as of December 31, 2022 and 2021 were $0.9 billion, and $1.1 billion, respectively, of callable securities at fair value.